Income Taxes - Schedule of Current and Deferred Portions of the Income Tax (Benefits) Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Current and Deferred Portions of the Income Tax (Benefits) Expenses [Abstract]
Current taxes	$ (874)	$ 64,427	$ 15,856
Deferred taxes	(21,911)	(21,193)	(2,497)
Income tax (benefits) expenses	$ (22,785)	$ 43,234	$ 13,359